Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Cash and cash equivalents

17 Cash and cash equivalents

	2019	2018	2017
	$m	$m	$m
Cash at bank and in hand	755	893	784
Short-term deposits	4,614	3,938	2,540
Cash and cash equivalents	5,369	4,831	3,324
Unsecured bank overdrafts	(146)	(160)	(152)
Cash and cash equivalents in the cash flow statement	5,223	4,671	3,172

The Group holds $1m (2018: $86m; 2017: $93m) of Cash and cash equivalents which is required to meet insurance solvency, capital and security requirements.

Under IAS 39 all cash and cash equivalents were held at amortised cost with fair value approximating to carrying value. Following the adoption of IFRS 9 ‘Financial Instruments’ on 1 January 2018 US Dollar liquidity balances included in Cash and cash equivalents were reclassified from amortised cost to fair value through profit and loss. During 2018 AstraZeneca was invested in constant net asset value funds with same day access for subscription and redemption. These investments fail the ‘solely payments of principal and interest’ test criteria under IFRS 9. They are therefore measured at fair value through profit and loss, although the fair value will be materially the same as amortised cost. The balances reclassified on 1 January 2018 was $1,150m, at 31 December 2019 $4,186m (2018: $3,498m) was measured at fair value through profit and loss.

Non-cash and other movements, within operating activities in the Consolidated Statement of Cash Flows, includes:

	2019	2018	2017
	$m	$m	$m
Gains on disposal of short-term investments	–	–	(161)
Net gains/(losses) on disposal of non-current assets	21	8	(24)
Changes in fair value of put option (Acerta Pharma)	172	(113)	(209)
Share-based payments charge for period	259	219	220
Settlement of share plan awards	(323)	(212)	(254)
Pension contributions	(175)	(174)	(157)
Pension charges recorded in operating profit	59	128	74
Long-term provision charges recorded in operating profit	506	63	36
Foreign exchange and other	(141)	(209)	(49)
Total operating activities non-cash and other movements	378	(290)	(524)